Revenue, Costs of Sales and Gross Profit Margin	6 Months Ended
Mar. 31, 2026
Revenue, Costs of Sales and Gross Profit Margin [Abstract]
Revenue, costs of sales and gross profit margin

12. Revenue, costs of sales and gross profit margin

The following table sets forth the revenue, costs of sales and gross profit margin of the Company:

	For The Six Months Ended	For The Six Months Ended
	March 31, 2026	March 31, 2025
Revenues –QHI	$642,828	$1,550,559
Revenues –DC	962,919	24,304
Revenues –DU	4,665,204	3,792,542
Costs of services –QHI	90,041	325,439
Costs of services –DC	455,705	35,599
Costs of services –DU	2,093,141	1,590,197
Gross profit	3,632,064	3,416,170
Gross profit margin %	58%	64%